Derivative Financial Instruments - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Derivative [Line Items]
Cash collateral provided and not offset against derivative positions and included in Other assets	¥ 1,666,564	¥ 1,406,369
Cash collateral accepted and not offset against derivative positions and included in Other liabilities	1,380,243	1,382,985
Mizuho Financial Group, Inc.
Derivative [Line Items]
Cash collateral provided and not offset against derivative positions and included in Other assets	¥ 1,667,000	¥ 1,406,000